UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment |_|; Amendment Number : ______________

      This Amendment (Check only one.):         |_| is a restatement.
                                                |_| adds new holding entries

Institutional Investment Manager Filing this Report:

Name:      Needham Management Partners, L.P.
Address:   445 Park Avenue
           New York, NY 10022

Form 13F File Number:   028-10110

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glen W. Albanese
Title:     General
           Partner
Phone:     212-371-8300

Signature, Place, and Date of Signing:

/s/ Glen W. Albanese             New York, New York               2/3/03
------------------------         ----------------------           --------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):

|x| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                    Name

28-
--------------------------              --------------------------
[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:          --

Form 13F Information Table Entry Total:     123

Form 13F Information Table Value Total:     $206,831.93
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None.

NEEDHAM MANAGEMENT PARTNERS, L.P.
12/31/2002

                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN  MANAGERS     SOLE    SHARED   NONE
------------------------------   -------------- ---------  --------  -------- --- ---- ------- ----------  -------- -------- -------
3COM CORP                        Common Stock   885535104  1,296.40    280,000           Sole               Sole
ACTEL CORP                       Common Stock   004934105  2,108.60    130,000           Sole               Sole
ADC TELECOMMUNICATIONS           Common Stock   000886101    585.20    280,000           Sole               Sole
ADE CORP                         Common Stock   00089C107  1,044.75    175,000           Sole               Sole
ADV MICRO                        Common Stock   007903107    484.50     75,000           Sole               Sole
AMERICAN PWR CONVERSION CORP     Common Stock   029066107  2,499.75    165,000           Sole               Sole
ANAREN MICROWAVE INC             Common Stock   032744104    880.00    100,000           Sole               Sole
ARROW ELECTRONICS INC            Common Stock   042735100  1,566.78    122,500           Sole               Sole
ARTESYN TECHNOLOGIES INC         Common Stock   043127109    144.00     37,500           Sole               Sole
ASPEN TECHNOLOGY INC             Common Stock   045327103    795.23    281,000           Sole               Sole
AT&T CORP                        Common Stock   001957505  1,208.80     46,000           Sole               Sole
AT&T WIRELESS SERVICES INC       Common Stock   00209A106  2,101.26    371,904           Sole               Sole
ATMEL CORP                       Common Stock   049513104  2,230.00  1,000,000           Sole               Sole
ATMI INC                         Common Stock   00207R101  1,852.00    100,000           Sole               Sole
AXT INC                          Common Stock   00246W103    855.00    475,000           Sole               Sole
BARBEQUES GALORE LTD             ADR            067091108    175.45     55,000           Sole               Sole
BELL MICROPRODUCTS  INC          Common Stock   078137106  2,533.17    457,250           Sole               Sole
BOSTON SCIENTIFIC   CORP         Common Stock   101137107  3,826.80     90,000           Sole               Sole
BOTTOMLINE TECH INC              Common Stock   101388106    308.04     51,000           Sole               Sole
BRANTLEY CAPITAL CORP            Common Stock   105494108    385.00     50,000           Sole               Sole
BROOKS-PRI AUTOMATION INC        Common Stock   11442E102  1,146.00    100,000           Sole               Sole
BROOKSTONE INC                   Common Stock   114537103  2,583.00    180,000           Sole               Sole
BTU INTL INC                     Common Stock   056032105    210.80    100,000           Sole               Sole
CELERITEK INC                    Common Stock   150926103    666.00    100,000           Sole               Sole
CIMATRON LTD                     Common Stock   M23798107     40.95     45,000           Sole               Sole
COGNEX CORP                      Common Stock   192422103  2,764.50    150,000           Sole               Sole
COLLECTORS UNIVERSE              Common Stock   19421R200    204.75     56,875           Sole               Sole
COLLECTORS UNIVERSE              Common Stock   19421R101    179.99     49,998        Shared/Other                   Shared/Other
COMCAST CORP                     Class A
                                  Common Stock  20030N101  2,592.70    110,000           Sole               Sole
CONMED CORPORATION               Common Stock   207410101  7,346.25    375,000           Sole               Sole
COSINE COMMUNICATIONS INC        Common Stock   221222607    120.80     20,000           Sole               Sole
CROSSROADS SYSTEMS  INC          Common Stock   22765D100    196.18    202,250           Sole               Sole
CTS CORP                         Common Stock   126501105  2,723.69    350,000           Sole               Sole
DATALINK CORP                    Common Stock   237934997  2,915.06    755,000           Sole               Sole
DATALINK CORP                    Warrant        237934989    174.46    128,000           Sole               Sole
DDI CORP                         Common Stock   233162106    228.58  1,039,000           Sole               Sole
DEL GLOBAL TECHNOLOGIES CORP     Common Stock   245073101    500.00    200,000           Sole               Sole
EMS TECHNOLOGIES INC.            Common Stock   26873N991  4,787.78    307,500           Sole               Sole
ENTEGRIS INC                     Common Stock   29362U104  1,030.00    100,000           Sole               Sole
ERICSSON L.M.TELEFON CO          ADR            294821608    923.38    137,000           Sole               Sole
FIRST DATA CORP                  Common Stock   319963104  4,889.12    138,000           Sole               Sole
FREQUENCY ELECTRS INC            Common Stock   358010106  1,125.30    110,000           Sole               Sole
FSI INTL INC                     Common Stock   302633102  2,394.46    530,921           Sole               Sole
GRANT PRIDE CO                   Common Stock   38821G101    838.08     72,000           Sole               Sole
H & Q LIFE SCIENCES INVS         Common Stock   404053100  1,395.93    117,404           Sole               Sole
H&Q HEALTH CARE                  Common Stock   404052102  1,768.28    128,322           Sole               Sole
HARRIS CORP DEL                  Common Stock   413875105  2,451.16     93,200           Sole               Sole
HARTE-HANKS COMMUNICATIONS INC   Common Stock   416196103  2,586.73    138,550           Sole               Sole
HELIX TECHNOLOGY CORP            Common Stock   423319102  1,120.00    100,000           Sole               Sole
HONEYWELL  INTERNATIONAL INC     Common Stock   438516106  5,640.00    235,000           Sole               Sole
HUTCHINSON  TECHNOLOGY INC       Common Stock   448407106    517.50     25,000           Sole               Sole
II-VI INC                        Common Stock   902104108  2,690.05    167,500           Sole               Sole
INTEVAC INC                      Common Stock   461148108    598.50    150,000           Sole               Sole
KEMET CORP                       Common Stock   488360108  1,161.55    132,900           Sole               Sole
KEY TECHNOLOGY INC               Common Stock   493143101  1,572.35    295,000           Sole               Sole
KRONOS INC                       Common Stock   501052104  6,621.21    179,000           Sole               Sole
KVH INDUSTRIES                   Common Stock   482738101    430.00     50,000           Sole               Sole
MACDERMID INC                    Common Stock   554273102  5,145.60    225,000           Sole               Sole
MANUFACTURS SVCS                 Common Stock   565005105  1,634.30    295,000           Sole               Sole
MICROSEMI CORP                   Common Stock   595137100  1,278.90    210,000           Sole               Sole
MIPS TECHNOLOGIES   INC          Common Stock   604567107    378.75    125,000           Sole               Sole
MKS INSTRUMENTS INC              Common Stock   55306N104  5,364.40    326,500           Sole               Sole
MOTOROLA INC                     Common Stock   620076109  3,130.81    360,000           Sole               Sole
MTI TECHNOLOGY CORP              Common Stock   553903105     77.00    175,000           Sole               Sole
NETSCREEN TECHNOLOGIES INC       Common Stock   64117V107     50.52      3,000           Sole               Sole
NEWPORT CORP                     Common Stock   651824104  1,381.60    110,000           Sole               Sole
NOVA MEASURING INSTRUMENTS LTD   Common Stock   M7516K103    330.00    220,000           Sole               Sole
OIL STATES INTL INC              Common Stock   678026105    837.21     64,900           Sole               Sole
ORBOTECH LTD                     Common Stock   M75253100  2,614.40    190,000           Sole               Sole
PARAMETRIC TECHNOLOGY CORP       Common Stock   699173100    592.20    235,000           Sole               Sole
PARK ELECTROCHEMICAL CORP        Common Stock   700416209  1,444.23     75,000           Sole               Sole
PARLEX CORP                      Common Stock   701630105  1,569.60    160,000           Sole               Sole
PARTHUSCEVA INC                  Common Stock   70212E106    331.40     56,075           Sole               Sole
PEDIATRICS SVCS AMERICA INC      Common Stock   705323103    278.00     40,000           Sole               Sole
PEMSTAR INC                      Common Stock   706552106    678.00    300,000           Sole               Sole
PERSISTENCE SOFTWARE INC         Common Stock   715329108     24.00     50,000           Sole               Sole
PERSISTENCE SOFTWARE INC         Common Stock   715329108  1,804.17  3,758,692        Shared/Other                   Shared/Other
PERSISTENCE SOFTWARE INC         Warrant                     173.55  1,205,130        Shared/Other                   Shared/Other
PHARSIGHT CORP                   Common Stock   71721Q101     27.45    152,500           Sole               Sole
PHARSIGHT CORP                   Common Stock   71721Q101     55.05    305,811        Shared/Other                   Shared/Other
PHOENIX TECHNOLOGIES LTD.        Common Stock   719153108  1,096.30    190,000           Sole               Sole
PHOTRONICS INC                   Common Stock   719405102  3,288.00    240,000           Sole               Sole
PRECISION CASTPARTS CORP         Common Stock   740189105  2,427.82    100,000           Sole               Sole
PSS WORLD MED INC                Common Stock   69366A100  1,881.00    275,000           Sole               Sole
QUICKLOGIC CORP                  Common Stock   74837P108    121.90    115,000           Sole               Sole
QUINTILES  TRANSNATIONAL CORP    Common Stock   748767100  1,815.00    150,000           Sole               Sole
RAINBOW TECHNOLOGIES INC         Common Stock   750862104  2,007.60    280,000           Sole               Sole
RAWLINGS SPORTING GOODS CO. INC  Common Stock   754459105    875.30     99,353           Sole               Sole
REMEC INC                        Common Stock   759543101  1,513.20    390,000           Sole               Sole
RENAL CARE GROUP INC             Common Stock   759930100  2,847.60     90,000           Sole               Sole
ROBOTIC VISION SYS INC           Common Stock   771074903    376.77  1,569,862           Sole               Sole
ROBOTIC VISION SYS INC           Warrant        771074986     27.05    342,465           Sole               Sole
ROCKFORD CORP                    Common Stock   77316P101  1,110.27    188,500           Sole               Sole
SANMINA-SCI CORP.                Common Stock   800907107  1,347.00    300,000           Sole               Sole
SCIENTIFIC-ATLANTA               Common Stock   808655104  1,067.40     90,000           Sole               Sole
SEAGATE TECHNOLOGY  HOLDINGS     Common Stock   G7945J104  9,474.95  1,815,000           Sole               Sole
SIMPLETECH INC.                  Common Stock   828823104    302.00    100,000           Sole               Sole
SOLECTRON CORP                   Common Stock   834182107  1,274.10    358,900           Sole               Sole
SOUNDVIEW TECHNOLOGIES GROUP     Common Stock   83611Q109    487.50    325,000           Sole               Sole
SOUTHWALL TECHNOLOGIES INC       Common Stock   844909101  1,392.85    445,000           Sole               Sole
STANDARD MICROSYST               Common Stock   853626109  2,291.62    117,700           Sole               Sole
STATE STREET CORP                Common Stock   857477103  1,271.49     32,500           Sole               Sole
STORAGE TECH                     Common Stock   862111200  1,071.00     50,000           Sole               Sole
SUNTRON CORP                     Common Stock   86789P100    163.45     35,000           Sole               Sole
SYNAPTICS INC                    Common Stock   87157D109    361.00     47,500           Sole               Sole
SYNPLICITY INC                   Common Stock   87160Y108    500.85    132,500           Sole               Sole
SYPRIS SOLUTIONS INC             Common Stock   871655106  2,406.09    235,000           Sole               Sole
THERMO ELECTRON CORP             Common Stock   883556102  3,118.60    155,000           Sole               Sole
TRIKON TECHNOLOGIES INC          Common Stock   896187408    467.50     93,500           Sole               Sole
TRIQUINT SEMICONDUCTOR INC       Common Stock   89674K103    763.20    180,000           Sole               Sole
TYCO INTERNATIONAL LTD           Common Stock   902124106  3,076.65    180,000           Sole               Sole
US ONCOLOGY INC                  Common Stock   90338W103  1,734.00    200,000           Sole               Sole
VARCO INTL INC                   Common Stock   922122106  5,952.54    342,100           Sole               Sole
VEECO INSTRUMENTS INC            Common Stock   922417100  2,312.00    200,000           Sole               Sole
VIASAT INC                       Common Stock   92552V100  1,970.46    170,750           Sole               Sole
VIASYS HEALTHCARE INC            Common Stock   92553Q209  1,414.55     95,000           Sole               Sole
VISHAY INTERTECHNLGY             Common Stock   928298108  1,837.33    164,341           Sole               Sole
VISUAL NETWORKS INC              Common Stock   928444108    145.00    100,000           Sole               Sole
WEST MARINE INC                  Common Stock   954235107  1,300.55     95,000           Sole               Sole
WESTERN DIGITAL CORP             Common Stock   958102105  2,012.85    315,000           Sole               Sole
XICOR INC                        Common Stock   984903104    704.97    189,000           Sole               Sole

ADAPTEC INC CONV NTS 4.75%
DUE 2/1/2004                     Bond           00651FAC2    977.29  1,000,000           Sole               Sole
INTEGRATED PROCESS CNV 6.25%
DUE 9/15/04                      Bond           45812KAD0  1,028.40  1,000,000           Sole               Sole

                                                        -----------
                                                         206,831.93
                                                        ===========

                                                        123 ENTRIES